SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of allowance for doubtful accounts

The table below presents the movement of allowance for doubtful accounts from customers for the year ended December 31, 2022 and 2023.

	2022	2023
	US$	US$
Balance as of January 1,	518,741	696,508
Additional/(Reversal)	302,634	294,778
Write-off	(124,867)	—
Balance as of December 31,	696,508	991,286

Schedule of estimated useful lives of property, plant and equipment	Depreciation is calculated on a straight‑line basis over the following estimated useful lives:

Electronic equipment	3 years
Office equipment	5-14.25 years
Software	3-5 years
Leasehold improvement	Shorter of the lease terms or the estimated useful lives of the assets